SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Selling, general and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising costs	¥ 30,507	¥ 39,341	¥ 28,374